Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of contingent liabilities [abstract]
Disclosure of contingent liabilities and commitments

	As at 30.06.21	As at 31.12.20
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	13,805	15,138
Performance guarantees, acceptances and endorsements	6,601	5,794
Total	20,406	20,932

Commitments
Documentary credits and other short-term trade related transactions	1,017	1,086
Standby facilities, credit lines and other commitments	282,742	263,936
Total	283,759	265,022